Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Income Statement
Securities gains (losses), net	$ (31)	$ (78)	$ (451)
Other intangibles	299	367	387
Total noninterest expense	9,911	9,383	8,281
Net income	4,788	3,265	2,237
Net (income) loss attributable to noncontrolling interests	84	52	(32)
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Average Balance Sheet
Commercial	56,648	48,398
Commercial real estate	35,851	34,695
Residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	209,835	197,061
Goodwill	8,927	8,954	9,011
Other intangible assets	2,736	3,213
Assets	340,122	307,786
Noninterest-bearing deposits	68,579	45,314
Time deposits	27,549	29,557
Total deposits	230,885	204,252
Total U.S. Bancorp shareholders' equity	33,978	29,519
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	2,123	2,004
Net interest income (taxable equivalent basis), percent change	5.90%
Noninterest Income	1,224	1,128
Noninterest Income, percentage change	8.50%
Securities gains (losses), net		(1)
Net Revenue	3,347	3,131
Net revenue, percent change	6.90%
Noninterest expense	1,269	1,215
Noninterest expense, percent change	4.40%
Other intangibles	16	16
Total noninterest expense	1,285	1,231
Total noninterest expense, percent change	4.40%
Income before provision and income taxes	2,062	1,900
Income before provision and income taxes, percent change	8.50%
Provision for credit losses	424	1,255
Provision for credit losses, percent change	(66.20%)
Income before income taxes	1,638	645
Income taxes and taxable-equivalent adjustment	597	234
Net income	1,041	411
Net (income) loss attributable to noncontrolling interests	(4)	(2)
Net income attributable to U.S. Bancorp	1,045	413
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	4,604	4,411
Net interest income (taxable equivalent basis), percent change	4.40%
Noninterest Income	2,756	2,757
Net Revenue	7,360	7,168
Net revenue, percent change	2.70%
Noninterest expense	4,569	4,282
Noninterest expense, percent change	6.70%
Other intangibles	72	96
Other Intangibles, percent change	(25.00%)
Total noninterest expense	4,641	4,378
Total noninterest expense, percent change	6.00%
Income before provision and income taxes	2,719	2,790
Income before provision and income taxes, percent change	(2.50%)
Provision for credit losses	1,395	1,695
Provision for credit losses, percent change	(17.70%)
Income before income taxes	1,324	1,095
Income before income taxes, percent change	20.90%
Income taxes and taxable-equivalent adjustment	481	398
Income taxes and taxable-equivalent adjustment, percent change	20.90%
Net income	843	697
Net Income, percent change	20.90%
Net (income) loss attributable to noncontrolling interests	1	3
Net income attributable to noncontrolling interests, percent change	66.70%
Net income attributable to U.S. Bancorp	842	694
Net income attributable to U.S. Bancorp, percent change	21.30%
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	358	293
Net interest income (taxable equivalent basis), percent change	22.20%
Noninterest Income	1,050	1,110
Noninterest Income, percentage change	(5.40%)
Net Revenue	1,408	1,403
Net revenue, percent change	0.40%
Noninterest expense	1,079	984
Noninterest expense, percent change	9.70%
Other intangibles	39	53
Other Intangibles, percent change	(26.40%)
Total noninterest expense	1,118	1,037
Total noninterest expense, percent change	7.80%
Income before provision and income taxes	290	366
Income before provision and income taxes, percent change	(20.80%)
Provision for credit losses	3	17
Provision for credit losses, percent change	(82.40%)
Income before income taxes	287	349
Income before income taxes, percent change	(17.80%)
Income taxes and taxable-equivalent adjustment	103	126
Income taxes and taxable-equivalent adjustment, percent change	(18.30%)
Net income	184	223
Net Income, percent change	(17.50%)
Net income attributable to U.S. Bancorp	184	223
Net income attributable to U.S. Bancorp, percent change	(17.50%)
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	1,350	1,339
Net interest income (taxable equivalent basis), percent change	0.80%
Noninterest Income	3,247	3,150
Noninterest Income, percentage change	3.10%
Net Revenue	4,597	4,489
Net revenue, percent change	2.40%
Noninterest expense	1,763	1,686
Noninterest expense, percent change	4.60%
Other intangibles	172	201
Other Intangibles, percent change	(14.40%)
Total noninterest expense	1,935	1,887
Total noninterest expense, percent change	2.50%
Income before provision and income taxes	2,662	2,602
Income before provision and income taxes, percent change	2.30%
Provision for credit losses	507	1,335
Provision for credit losses, percent change	(62.00%)
Income before income taxes	2,155	1,267
Income before income taxes, percent change	70.10%
Income taxes and taxable-equivalent adjustment	787	462
Income taxes and taxable-equivalent adjustment, percent change	70.30%
Net income	1,368	805
Net Income, percent change	69.90%
Net (income) loss attributable to noncontrolling interests	40	29
Net income attributable to noncontrolling interests, percent change	(37.90%)
Net income attributable to U.S. Bancorp	1,328	776
Net income attributable to U.S. Bancorp, percent change	71.10%
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	1,913	1,741
Net interest income (taxable equivalent basis), percent change	9.90%
Noninterest Income	514	293
Noninterest Income, percentage change	75.40%
Securities gains (losses), net	(31)	(77)
Securities gains (losses), net, percent change	59.70%
Net Revenue	2,396	1,957
Net revenue, percent change	22.40%
Noninterest expense	932	849
Noninterest expense, percent change	9.80%
Other intangibles		1
Total noninterest expense	932	850
Total noninterest expense, percent change	9.60%
Income before provision and income taxes	1,464	1,107
Income before provision and income taxes, percent change	32.20%
Provision for credit losses	14	54
Provision for credit losses, percent change	(74.10%)
Income before income taxes	1,450	1,053
Income before income taxes, percent change	37.70%
Income taxes and taxable-equivalent adjustment	98	(76)
Net income	1,352	1,129
Net Income, percent change	19.80%
Net (income) loss attributable to noncontrolling interests	(121)	(82)
Net income attributable to noncontrolling interests, percent change	47.60%
Net income attributable to U.S. Bancorp	1,473	1,211
Net income attributable to U.S. Bancorp, percent change	21.60%
Consolidated Company [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	10,348	9,788
Net interest income (taxable equivalent basis), percent change	5.70%
Noninterest Income	8,791	8,438
Noninterest Income, percentage change	4.20%
Securities gains (losses), net	(31)	(78)
Securities gains (losses), net, percent change	60.30%
Net Revenue	19,108	18,148
Net revenue, percent change	5.30%
Noninterest expense	9,612	9,016
Noninterest expense, percent change	6.60%
Other intangibles	299	367
Other Intangibles, percent change	(18.50%)
Total noninterest expense	9,911	9,383
Total noninterest expense, percent change	5.60%
Income before provision and income taxes	9,197	8,765
Income before provision and income taxes, percent change	4.90%
Provision for credit losses	2,343	4,356
Provision for credit losses, percent change	(46.20%)
Income before income taxes	6,854	4,409
Income before income taxes, percent change	55.50%
Income taxes and taxable-equivalent adjustment	2,066	1,144
Income taxes and taxable-equivalent adjustment, percent change	80.60%
Net income	4,788	3,265
Net Income, percent change	46.60%
Net (income) loss attributable to noncontrolling interests	(84)	(52)
Net income attributable to noncontrolling interests, percent change	61.50%
Net income attributable to U.S. Bancorp	4,872	3,317
Net income attributable to U.S. Bancorp, percent change	46.90%
Average Balances [Member] | Wholesale Banking and Commercial Real Estate [Member]
Average Balance Sheet
Commercial	37,459	33,329
Commercial, percent change	12.40%
Commercial real estate	19,204	19,595
Commercial real estate, percent change	(2.00%)
Residential mortgages	67	80
Residential mortgages, percent change	(16.30%)
Credit card	0	0
Credit card, percent change	0.00%
Other retail	5	34
Other retail, percent change	(85.30%)
Total loans, excluding covered loans	56,735	53,038
Total loans excluding covered loans, percent change	7.00%
Covered loans	1,495	1,974
Covered loans, percent change	(24.30%)
Total loans	58,230	55,012
Total loans, percent change	5.80%
Goodwill	1,604	1,608
Goodwill, percent change	(0.20%)
Other intangible assets	52	69
Other intangible assets, percent change	(24.60%)
Assets	64,062	60,208
Assets, percent change	6.40%
Noninterest-bearing deposits	25,172	17,226
Noninterest bearing-deposits, percent change	46.10%
Interest checking	12,691	13,547
Interest checking, percent change	(6.30%)
Savings products	9,309	11,614
Savings products, percent change	(19.80%)
Time deposits	14,511	11,594
Time deposits, percent change	25.20%
Total deposits	61,683	53,981
Total deposits, percent change	14.30%
Total U.S. Bancorp shareholders' equity	5,586	5,378
Total U.S. Bancorp shareholders' equity, percent change	3.90%
Average Balances [Member] | Consumer and Small Business Banking [Member]
Average Balance Sheet
Commercial	7,366	7,272
Commercial, percent change	1.30%
Commercial real estate	15,537	13,821
Commercial real estate, percent change	12.40%
Residential mortgages	33,245	27,242
Residential mortgages, percent change	22.00%
Credit card	0	0
Credit card, percent change	0.00%
Other retail	45,730	45,036
Other retail, percent change	1.50%
Total loans, excluding covered loans	101,878	93,371
Total loans excluding covered loans, percent change	9.10%
Covered loans	8,394	9,542
Covered loans, percent change	(12.00%)
Total loans	110,272	102,913
Total loans, percent change	7.20%
Goodwill	3,520	3,538
Goodwill, percent change	(0.50%)
Other intangible assets	2,042	1,906
Other intangible assets, percent change	7.10%
Assets	124,361	117,332
Assets, percent change	6.00%
Noninterest-bearing deposits	17,903	16,601
Noninterest bearing-deposits, percent change	7.80%
Interest checking	26,565	23,800
Interest checking, percent change	11.60%
Savings products	40,566	36,120
Savings products, percent change	12.30%
Time deposits	24,437	25,835
Time deposits, percent change	(5.40%)
Total deposits	109,471	102,356
Total deposits, percent change	7.00%
Total U.S. Bancorp shareholders' equity	9,431	8,614
Total U.S. Bancorp shareholders' equity, percent change	9.50%
Average Balances [Member] | Wealth Management and Securities Services [Member]
Average Balance Sheet
Commercial	1,046	1,035
Commercial, percent change	1.10%
Commercial real estate	579	571
Commercial real estate, percent change	1.40%
Residential mortgages	389	368
Residential mortgages, percent change	5.70%
Credit card	0	0
Credit card, percent change	0.00%
Other retail	1,565	1,601
Other retail, percent change	(2.20%)
Total loans, excluding covered loans	3,579	3,575
Total loans excluding covered loans, percent change	0.10%
Covered loans	12	14
Covered loans, percent change	(14.30%)
Total loans	3,591	3,589
Total loans, percent change	0.10%
Goodwill	1,463	1,516
Goodwill, percent change	(3.50%)
Other intangible assets	184	201
Other intangible assets, percent change	(8.50%)
Assets	5,990	5,802
Assets, percent change	3.20%
Noninterest-bearing deposits	9,739	5,489
Noninterest bearing-deposits, percent change	77.40%
Interest checking	3,249	2,704
Interest checking, percent change	20.20%
Savings products	21,687	12,601
Savings products, percent change	72.10%
Time deposits	5,569	5,960
Time deposits, percent change	(6.60%)
Total deposits	40,244	26,754
Total deposits, percent change	50.40%
Total U.S. Bancorp shareholders' equity	2,079	2,107
Total U.S. Bancorp shareholders' equity, percent change	(1.30%)
Average Balances [Member] | Payment Services [Member]
Average Balance Sheet
Commercial	5,640	5,212
Commercial, percent change	8.20%
Commercial real estate	0	0
Commercial real estate, percent change	0.00%
Residential mortgages	0	0
Residential mortgages, percent change	0.00%
Credit card	16,084	16,400
Credit card, percent change	(1.90%)
Other retail	898	1,004
Other retail, percent change	(10.60%)
Total loans, excluding covered loans	22,622	22,616
Total loans excluding covered loans, percent change	0.00%
Covered loans	5	5
Covered loans, percent change	0.00%
Total loans	22,627	22,621
Total loans, percent change	0.00%
Goodwill	2,362	2,347
Goodwill, percent change	0.60%
Other intangible assets	792	944
Other intangible assets, percent change	(16.10%)
Assets	27,936	27,308
Assets, percent change	2.30%
Noninterest-bearing deposits	673	634
Noninterest bearing-deposits, percent change	6.20%
Interest checking	320	119
Interest checking, percent change	0.00%
Savings products	30	23
Savings products, percent change	30.40%
Time deposits	0	1
Time deposits, percent change	0.00%
Total deposits	1,023	777
Total deposits, percent change	31.70%
Total U.S. Bancorp shareholders' equity	5,280	5,310
Total U.S. Bancorp shareholders' equity, percent change	(0.60%)
Average Balances [Member] | Treasury and Corporate Support [Member]
Average Balance Sheet
Commercial	105	180
Commercial, percent change	(41.70%)
Commercial real estate	194	282
Commercial real estate, percent change	(31.20%)
Residential mortgages	10	14
Residential mortgages, percent change	(28.60%)
Credit card	0	3
Credit card, percent change	0.00%
Other retail	1	11
Other retail, percent change	(90.90%)
Total loans, excluding covered loans	310	490
Total loans excluding covered loans, percent change	(36.70%)
Covered loans	6,397	8,397
Covered loans, percent change	(23.80%)
Total loans	6,707	8,887
Total loans, percent change	(24.50%)
Goodwill	0	0
Goodwill, percent change	0.00%
Other intangible assets	5	7
Other intangible assets, percent change	(28.60%)
Assets	95,915	75,211
Assets, percent change	27.50%
Noninterest-bearing deposits	369	212
Noninterest bearing-deposits, percent change	74.10%
Interest checking	2	14
Interest checking, percent change	(85.70%)
Savings products	181	224
Savings products, percent change	(19.20%)
Time deposits	186	403
Time deposits, percent change	(53.80%)
Total deposits	738	853
Total deposits, percent change	(13.50%)
Total U.S. Bancorp shareholders' equity	9,824	6,640
Total U.S. Bancorp shareholders' equity, percent change	48.00%
Average Balances [Member] | Consolidated Company [Member]
Average Balance Sheet
Commercial	51,616	47,028
Commercial, percent change	9.80%
Commercial real estate	35,514	34,269
Commercial real estate, percent change	3.60%
Residential mortgages	33,711	27,704
Residential mortgages, percent change	21.70%
Credit card	16,084	16,403
Credit card, percent change	(1.90%)
Other retail	48,199	47,686
Other retail, percent change	1.10%
Total loans, excluding covered loans	185,124	173,090
Total loans excluding covered loans, percent change	7.00%
Covered loans	16,303	19,932
Covered loans, percent change	(18.20%)
Total loans	201,427	193,022
Total loans, percent change	4.40%
Goodwill	8,949	9,009
Goodwill, percent change	(0.70%)
Other intangible assets	3,075	3,127
Other intangible assets, percent change	(1.70%)
Assets	318,264	285,861
Assets, percent change	11.30%
Noninterest-bearing deposits	53,856	40,162
Noninterest bearing-deposits, percent change	34.10%
Interest checking	42,827	40,184
Interest checking, percent change	6.60%
Savings products	71,773	60,582
Savings products, percent change	18.50%
Time deposits	44,703	43,793
Time deposits, percent change	2.10%
Total deposits	213,159	184,721
Total deposits, percent change	15.40%
Total U.S. Bancorp shareholders' equity	$ 32,200	$ 28,049
Total U.S. Bancorp shareholders' equity, percent change	14.80%